Equities - Summary of Weighted Average Fair Value Options Granted (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	2.93%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.52%	1.71%
Expected life	11 months 8 days	6 months 7 days
Expected volatility	25.11%	23.14%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.57%	2.10%
Expected life	4 years 11 months 12 days	1 year 6 months 7 days
Expected volatility	33.28%	25.46%